S-4 Commitments and Contingencies - Additional Information (Detail) - USD ($)				2 Months Ended	3 Months Ended	6 Months Ended
	May 10, 2023	Aug. 16, 2022	Feb. 01, 2021	Mar. 06, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issued for common stock (in shares)				937,500
TLG Acquisition One Corp
Subsidiary, Sale of Stock [Line Items]
Underwriting discount paid per unit			$ 0.20
Payments for underwriting expense			$ 8,000,000
Deferred underwriting commission per unit			$ 0.35
Deferred underwriting commissions			$ 14,000,000		$ 0	$ 0	$ 14,000,000	$ 14,000,000
Deferred underwriting fee	$ 14,000,000
Waiver of deferred underwriting fee						14,000,000
Offering costs allocated to public warrants						858,200
Underwriter expenses						255,000
Contingent fee					1,620,000	1,620,000	$ 949,000	$ 0
Percentage of Federal excise tax on stock buy back		1.00%
Inflation Reduction Act of 2022 | TLG Acquisition One Corp
Subsidiary, Sale of Stock [Line Items]
Percentage of Federal excise tax on stock buy back		1.00%
Common Class A | TLG Acquisition One Corp
Subsidiary, Sale of Stock [Line Items]
Waiver of share issuance costs					$ 13,141,800	$ 13,141,800
Common Class A | Over-Allotment Option | TLG Acquisition One Corp
Subsidiary, Sale of Stock [Line Items]
Overallotment option			45 days
Shares issued for common stock (in shares)			5,000,000